NOTE 8. LEASING ARRANGEMENT AND COMMITMENTS - Commercial Leasing Space (Details) - Block 40 L L C 2024 [Member]	Dec. 31, 2024 USD ($)
Operating Leases, Future Minimum Payments Receivable, Remainder of Fiscal Year	$ 645,000
Operating Leases, Future Minimum Payments Receivable, in Two Years	826,000
Operating Leases, Future Minimum Payments Receivable, in Three Years	846,000
Operating Leases, Future Minimum Payments Receivable, in Four Years	866,000
Operating Leases, Future Minimum Payments Receivable, in Five Years	888,000
Operating Leases, Future Minimum Payments Receivable, Thereafter	4,308,000
Operating Leases, Future Minimum Payments Receivable, Current	$ 8,379,000